Property, Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Schdule of Property, Premises and Equipment [Abstract]
Schdule of property, premises and equipment
	Office buildings	Aircraft	Office furniture	Computers	Equipment	Leasehold improvements	Vehicles	Work in progress	Right of use assets	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000
Cost
At 1 January 2022	3,996	11,290	1,796	2,094	304	2,286	1,011	135	5,304	28,216
Additions	11	-	16	271	-	16	226	209	230	979
Transfers	-	-	10	143	-	26	-	(179)	-	-
Disposals	-	-	(2)	(18)	(23)	-	(109)	(2)	-	(154)
At 31 December 2022	4,007	11,290	1,820	2,490	281	2,328	1,128	163	5,534	29,041

Depreciation
At 1 January 2022	958	4,518	1,407	1,769	287	1,385	918	-	2,115	13,357
Deprecation for the year	64	903	70	243	7	233	71	-	797	2,388
Disposals	-	-	(2)	(18)	(23)	-	(109)	-	-	(152)
At 31 December 2022	1,022	5,421	1,475	1,994	271	1,618	880	-	2,912	15,593
Net carrying amount
At 31 December 2022	2,985	5,869	345	496	10	710	248	163	2,622	13,448

Cost
At 1 January 2021	2,681	11,290	1,678	1,862	293	1,419	1,011	76	4,035	24,345
Additions	4	-	103	160	12	98	-	1,109	1,269	2,755
Transfers	1,311	-	116	94	2	838	-	(1,050)	-	1,311
Disposals	-	-	(101)	(22)	(3)	(69)	-	-	-	(195)
At 31 December 2021	3,996	11,290	1,796	2,094	304	2,286	1,011	135	5,304	28,216

Depreciation
At 1 January 2021	923	3,615	1,440	1,605	284	1,318	871	-	1,121	11,177
Deprecation for the year	35	903	42	186	6	102	47	-	994	2,315
Disposals	-	-	(75)	(22)	(3)	(35)	-	-	-	(135)
At 31 December 2021	958	4,518	1,407	1,769	287	1,385	918	-	2,115	13,357
Net carrying amount
At 31 December 2021	3,038	6,772	389	325	17	901	93	135	3,189	14,859

Schdule of depreciation of the aircraft
	2022	2021	2020
	USD ’000	USD ’000	USD ’000

Property, premises and equipment depreciation charge for the year	2,388	2,315	1,875
Intangible assets amortization charge for the year (see note 14)	1,282	1,248	737
Aircraft depreciation allocated to other expenses (see note 24)	(660)	(750)	(632)
Total depreciation and amortization allocated to G&A (see note 22)	3,010	2,813	1,980